Investment Securities - Analysis of the Carrying Value of Investment Securities (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 152,832	$ 118,237
Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		118,226	82,150
Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		43,922	28,950
U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		83,392	61,296
Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		5,678	5,341
Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		19,840	22,650
Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		121,388	84,314
Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 21,540	$ 12,388
Yield %	[1]	3.90%	3.90%
Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 17,525	$ 7,146
Yield %	[1]	3.70%	3.00%
Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 46,376	$ 28,698
Yield %	[1]	3.70%	2.90%
Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 29,286	$ 31,400
Yield %	[1]	4.40%	3.80%
Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 3,499	$ 2,518
Yield %	[1]	4.10%	5.70%
Fair Value Through Other Comprehensive Income [member] | Common shares [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 3,162	$ 2,164
Fair Value Through Other Comprehensive Income [member] | Equity instruments [Member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		3,162	2,164
Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		29,412	31,984
Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 18,440	$ 19,788
Yield %	[1]	4.60%	4.50%
Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 2,041	$ 1,871
Yield %	[1]	5.20%	6.20%
Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 8,721	$ 10,211
Yield %	[1]	3.60%	3.40%
Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 210	$ 114
Yield %	[1]	5.80%	5.00%
Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 152,832	$ 118,237
Fair value through profit and loss [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		28	51
Fair value through profit and loss [member] | Equity instruments [Member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		2,004	1,888
Within three months [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		11,535	9,829
Within three months [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		10,598	8,978
Within three months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		2,725	1,724
Within three months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		2,696	1,028
Within three months [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		948	737
Within three months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		5,166	6,340
Within three months [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		10,598	8,978
Within three months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 1,873	$ 914
Yield %	[1]	4.40%	4.00%
Within three months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 213	$ 128
Yield %	[1]	1.80%	3.30%
Within three months [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 2,308	$ 714
Yield %	[1]	2.30%	4.80%
Within three months [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 6,203	$ 7,126
Yield %	[1]	2.60%	2.00%
Within three months [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 1	$ 96
Yield %	[1]	10.70%	2.20%
Within three months [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 935	$ 851
Within three months [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 1
Yield %	[1]	4.80%
Within three months [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 324	$ 151
Yield %	[1]	3.60%	6.00%
Within three months [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 610	$ 700
Yield %	[1]	4.60%	3.40%
Within three months [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 11,535	$ 9,829
Within three months [member] | Fair value through profit and loss [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		2
Three to twelve months [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		17,502	19,462
Three to twelve months [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		14,666	16,819
Three to twelve months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		6,799	7,154
Three to twelve months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		3,894	3,853
Three to twelve months [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		1,215	1,447
Three to twelve months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		5,594	7,008
Three to twelve months [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		14,666	16,819
Three to twelve months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 4,054	$ 4,964
Yield %	[1]	4.20%	4.50%
Three to twelve months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 1,882	$ 185
Yield %	[1]	3.30%	1.60%
Three to twelve months [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 2,209	$ 2,848
Yield %	[1]	3.50%	2.30%
Three to twelve months [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 6,069	$ 8,629
Yield %	[1]	3.60%	3.60%
Three to twelve months [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 452	$ 193
Yield %	[1]	6.10%	11.50%
Three to twelve months [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 2,836	$ 2,643
Three to twelve months [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 48	$ 14
Yield %	[1]	4.50%	5.50%
Three to twelve months [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 689	$ 481
Yield %	[1]	8.60%	9.20%
Three to twelve months [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 2,099	$ 2,147
Yield %	[1]	2.10%	3.20%
Three to twelve months [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value			$ 1
Yield %	[1]		5.60%
Three to twelve months [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 17,502	$ 19,462
One to five years [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		72,545	48,561
One to five years [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		65,724	40,356
One to five years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		23,034	13,739
One to five years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		40,362	26,261
One to five years [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		3,139	2,468
One to five years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		6,010	6,093
One to five years [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		65,724	40,356
One to five years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 11,699	$ 4,441
Yield %	[1]	3.90%	3.50%
One to five years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 8,190	$ 3,732
Yield %	[1]	3.70%	2.80%
One to five years [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 30,098	$ 18,782
Yield %	[1]	3.60%	2.80%
One to five years [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 12,969	$ 11,241
Yield %	[1]	5.40%	4.50%
One to five years [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 2,768	$ 2,160
Yield %	[1]	3.70%	5.40%
One to five years [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 6,795	$ 8,154
One to five years [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 116	$ 163
Yield %	[1]	4.20%	5.00%
One to five years [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 858	$ 1,030
Yield %	[1]	3.20%	5.60%
One to five years [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 5,740	$ 6,959
Yield %	[1]	4.00%	3.40%
One to five years [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 81	$ 2
Yield %	[1]	6.40%	3.90%
One to five years [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 72,545	$ 48,561
One to five years [member] | Fair value through profit and loss [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		26	51
Five to ten years [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		19,677	11,799
Five to ten years [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		19,253	11,177
Five to ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		8,491	3,744
Five to ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		8,471	4,944
Five to ten years [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		332	540
Five to ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		2,383	2,571
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		19,253	11,177
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 3,072	$ 1,265
Yield %	[1]	3.50%	3.10%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 6,811	$ 3,053
Yield %	[1]	3.90%	3.30%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 5,387	$ 2,723
Yield %	[1]	4.10%	4.00%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 3,715	$ 4,073
Yield %	[1]	5.00%	5.40%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 268	$ 63
Yield %	[1]	4.50%	4.50%
Five to ten years [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 424	$ 622
Five to ten years [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 13	$ 4
Yield %	[1]	4.00%	4.50%
Five to ten years [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 139	$ 185
Yield %	[1]	4.00%	2.60%
Five to ten years [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 272	$ 405
Yield %	[1]	4.70%	4.70%
Five to ten years [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value			$ 28
Yield %	[1]		3.20%
Five to ten years [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 19,677	$ 11,799
Over ten years [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		26,407	24,534
Over ten years [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		7,985	4,820
Over ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		1,409	941
Over ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		24,636	23,245
Over ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		362	348
Over ten years [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		7,985	4,820
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 842	$ 804
Yield %	[1]	3.90%	4.30%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 429	$ 48
Yield %	[1]	3.80%	4.60%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 6,374	$ 3,631
Yield %	[1]	4.40%	3.00%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 330	$ 331
Yield %	[1]	4.40%	3.80%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 10	$ 6
Yield %	[1]	5.90%	5.90%
Over ten years [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 18,422	$ 19,714
Over ten years [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 18,262	$ 19,607
Yield %	[1]	4.60%	4.50%
Over ten years [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 31	$ 24
Yield %	[1]	4.30%	1.50%
Over ten years [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 129	$ 83
Yield %	[1]	5.50%	5.60%
Over ten years [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 26,407	$ 24,534
No specific maturity [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		5,166	4,052
No specific maturity [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		1,464	1,648
No specific maturity [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		3,333	1,965
No specific maturity [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		44	149
No specific maturity [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		325	290
No specific maturity [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		3,162	2,164
No specific maturity [member] | Fair Value Through Other Comprehensive Income [member] | Common shares [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		3,162	2,164
No specific maturity [member] | Fair Value Through Other Comprehensive Income [member] | Equity instruments [Member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		3,162	2,164
No specific maturity [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		5,166	4,052
No specific maturity [member] | Fair value through profit and loss [member] | Equity instruments [Member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 2,004	$ 1,888

[1]	Represents the weighted-average yield of fixed income securities.